RELATED PARTY TRANSACTIONS - Schedule of balances due to related parties (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 21,715,450	$ 32,680,707	$ 2,901
Due to the President and CEO
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	21,713,910	484	2,901
Due to directors and officers of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	1,476	316,261	0
Due to the CFO of the Company
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	64	1,888
Due to former executives of EFF
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	0	602,426	0
Due to significant shareholder
Disclosure of transactions between related parties [line items]
Due to related parties included in accounts payable, accrued liabilities, and promissory note payable	$ 0	$ 31,759,648	$ 0